Other Income - Schedule of Other Income (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Other Income [Abstract]
Gain on disposal of spare parts			RM 248,949
Gain on disposal of property, plant and equipment	13,492	55,073
Proceeds from sale of scraped materials	4,894	19,979		30,231
Sundry income	186	759	9,487	22,536
Gain on foreign exchange, net	12,419	50,696		53,445
Reversal of expected credit loss	2,583	10,544	101,172
Other income	$ 33,574	RM 137,051	RM 359,608	RM 106,212